UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2019

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.55%

Aerospace & Defense 2.63%

Boeing Co. (The)	109,300	$42,148
Northrop Grumman Corp.	145,900	40,203
Raytheon Co.	136,600	22,506
United Technologies Corp.	460,400	54,360
Total		159,217

Air Freight & Logistics 0.81%

CH Robinson Worldwide, Inc.	564,100	48,947

Auto Components 0.42%

Gentex Corp.	1,196,600	25,344

Automobiles 0.92%

Ford Motor Co.	6,366,200	56,022

Banks 10.37%

Bank of America Corp.	4,728,800	134,629
Citigroup, Inc.	571,100	36,813
Citizens Financial Group, Inc.	1,663,700	56,433
Comerica, Inc.	583,500	45,945
Fifth Third Bancorp	1,248,500	33,485
JPMorgan Chase & Co.	1,412,442	146,188
KeyCorp	3,802,100	62,620
PNC Financial Services Group, Inc. (The)	324,500	39,806
U.S. Bancorp	1,425,500	72,928
Total		628,847

Beverages 1.10%

Coca-Cola Co. (The)	1,126,900	54,238
PepsiCo, Inc.	109,200	12,303
Total		66,541

Biotechnology 0.49%

Amgen, Inc.	157,800	29,526

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2019

Investments	Shares	Fair Value (000)
Building Products 0.92%

Johnson Controls International plc	1,657,100	$55,960

Capital Markets 3.52%

Ameriprise Financial, Inc.	291,400	36,891
CME Group, Inc.	477,400	87,021
LPL Financial Holdings, Inc.	522,800	36,790
Nasdaq, Inc.	251,900	22,177
Northern Trust Corp.	124,500	11,013
TD Ameritrade Holding Corp.	354,300	19,823
Total		213,715

Chemicals 2.88%

Celanese Corp. Series A	451,000	43,188
DowDuPont, Inc.	1,089,400	58,620
Eastman Chemical Co.	675,400	54,451
PPG Industries, Inc.	173,300	18,273
Total		174,532

Commercial Services & Supplies 0.54%

Republic Services, Inc.	428,600	32,878

Communications Equipment 1.97%

Cisco Systems, Inc.	2,527,600	119,530

Consumer Finance 0.98%

Discover Financial Services	882,500	59,560

Containers & Packaging 1.21%

Graphic Packaging Holding Co.	2,041,200	24,637
Packaging Corp. of America	517,500	48,811
Total		73,448

Diversified Consumer Services 0.60%

H&R Block, Inc.	1,544,200	36,428

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2019

Investments	Shares	Fair Value (000)
Diversified Telecommunication Services 3.30%

AT&T, Inc.	3,027,749	$91,014
Verizon Communications, Inc.	1,986,951	109,402
Total		200,416

Electric: Utilities 3.23%

Duke Energy Corp.	864,839	75,916
Evergy, Inc.	812,657	46,581
FirstEnergy Corp.	1,000,700	39,227
PPL Corp.	1,096,600	34,346
Total		196,070

Electrical Equipment 1.51%

Eaton Corp. plc	505,700	38,560
Emerson Electric Co.	304,100	19,909
Hubbell, Inc.	301,500	32,963
Total		91,432

Electronic Equipment, Instruments & Components 0.80%

Corning, Inc.	1,451,900	48,290

Energy Equipment & Services 0.95%

Schlumberger Ltd.	1,297,200	57,349

Entertainment 0.41%

Viacom, Inc. Class B	850,600	25,025

Equity Real Estate Investment Trusts 4.53%

Duke Realty Corp.	1,281,800	37,480
Federal Realty Investment Trust	237,700	31,512
Host Hotels & Resorts, Inc.	2,291,200	41,379
Prologis, Inc.	227,300	15,720
Starwood Property Trust, Inc.	1,205,200	26,611
UDR, Inc.	1,093,600	47,845
Ventas, Inc.	899,800	58,028
Vornado Realty Trust	230,700	16,128
Total		274,703

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2019

Investments	Shares	Fair Value (000)
Food & Staples Retailing 2.90%

Sysco Corp.	454,200	$29,000
Walgreens Boots Alliance, Inc.	972,500	70,273
Walmart, Inc.	798,400	76,511
Total		175,784

Food Products 3.76%

Archer-Daniels-Midland Co.	272,900	12,253
Hershey Co. (The)	483,400	51,289
Hormel Foods Corp.	1,222,200	51,724
J.M. Smucker Co. (The)	221,800	23,262
Kraft Heinz Co. (The)	1,069,700	51,410
Mondelez International, Inc. Class A	821,100	37,984
Total		227,922

Health Care Equipment & Supplies 2.37%

Abbott Laboratories	685,600	50,035
Medtronic plc (Ireland)(a)	1,058,000	93,517
Total		143,552

Health Care Providers & Services 1.25%

CVS Health Corp.	762,900	50,008
Quest Diagnostics, Inc.	297,100	25,952
Total		75,960

Hotels, Restaurants & Leisure 2.51%

Carnival Corp.	1,171,000	67,426
Dunkin’ Brands Group, Inc.	248,700	17,009
Royal Caribbean Cruises Ltd.	173,700	20,853
Yum! Brands, Inc.	496,600	46,670
Total		151,958

Household Durables 0.38%

Newell Brands, Inc.	1,086,600	23,047

Household Products 2.45%

Kimberly-Clark Corp.	470,300	52,382
Procter & Gamble Co. (The)	996,400	96,123
Total		148,505

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2019

Investments	Shares	Fair Value (000)
Industrial Conglomerates 0.40%

Honeywell International, Inc.	168,900	$24,259

Information Technology Services 0.52%

Leidos Holdings, Inc.	267,100	15,492
Sabre Corp.	695,300	15,978
Total		31,470

Insurance 5.60%

Arthur J Gallagher & Co.	382,700	28,592
Axis Capital Holdings Ltd.	332,400	17,800
Chubb Ltd. (Switzerland)(a)	433,200	57,637
Fidelity National Financial, Inc.	480,200	17,364
Lincoln National Corp.	939,700	54,963
Old Republic International Corp.	1,041,900	20,994
Prudential Financial, Inc.	360,200	33,189
Reinsurance Group of America, Inc.	148,200	21,407
Travelers Cos., Inc. (The)	331,500	41,617
Unum Group	614,400	21,357
Willis Towers Watson plc (United Kingdom)(a)	151,000	24,581
Total		339,501

Machinery 2.34%

Cummins, Inc.	237,400	34,924
Flowserve Corp.	748,200	32,951
Ingersoll-Rand plc	304,200	30,432
Stanley Black & Decker, Inc.	347,100	43,887
Total		142,194

Media 2.00%

Comcast Corp. Class A	2,123,400	77,653
Interpublic Group of Cos., Inc. (The)	1,914,700	43,559
Total		121,212

Metals & Mining 1.02%

Nucor Corp.	1,005,800	61,595

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2019

Investments	Shares	Fair Value (000)
Multi-Line Retail 1.07%

Kohl’s Corp.	509,900	$35,025
Target Corp.	410,900	29,996
Total		65,021

Multi-Utilities 2.71%

Dominion Energy, Inc.	607,000	42,636
Public Service Enterprise Group, Inc.	1,075,900	58,690
Sempra Energy	539,100	63,064
Total		164,390

Oil, Gas & Consumable Fuels 7.73%

Chevron Corp.	1,526,132	174,971
ConocoPhillips	1,388,900	94,015
Exxon Mobil Corp.	569,100	41,704
Kinder Morgan, Inc.	1,834,300	33,201
Marathon Petroleum Corp.	361,700	23,966
Valero Energy Corp.	882,050	77,461
Williams Cos., Inc. (The)	858,300	23,114
Total		468,432

Pharmaceuticals 6.63%

Bristol-Myers Squibb Co.	720,500	35,571
Johnson & Johnson	600,600	79,928
Merck & Co., Inc.	1,944,500	144,729
Pfizer, Inc.	3,345,000	141,995
Total		402,223

Real Estate Investment Trusts 0.81%

Boston Properties, Inc.	279,500	36,858
Liberty Property Trust	266,700	12,572
Total		49,430

Road & Rail 1.04%

Union Pacific Corp.	398,200	63,342

Semiconductors & Semiconductor Equipment 3.82%

Broadcom, Inc.	342,100	91,768
Intel Corp.	2,966,400	139,777
Total		231,545

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2019

Investments	Shares	Fair Value (000)
Software 0.99%

Microsoft Corp.	572,800	$59,817

Specialty Retail 1.37%

Home Depot, Inc. (The)	69,400	12,737
TJX Cos., Inc. (The)	749,700	37,282
Tractor Supply Co.	383,900	32,785
Total		82,804

Technology Hardware, Storage & Peripherals 1.21%

Apple, Inc.	223,225	37,154
Xerox Corp.	1,282,500	36,179
Total		73,333

Textiles, Apparel & Luxury Goods 0.23%

Ralph Lauren Corp.	119,700	13,902

Tobacco 0.35%

Philip Morris International, Inc.	279,100	21,412
Total Common Stocks (cost $5,961,033,942)		6,036,390

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.46%

Repurchase Agreement

Repurchase Agreement dated 1/31/2019, 1.45% due 2/1/2019 with Fixed Income Clearing Corp. collateralized by $27,705,000 of U.S. Treasury Note at 2.75% due 4/30/2023; value: $28,169,502; proceeds: $27,617,866 (cost $27,616,753)	$27,617	27,617
Total Investments in Securities 100.01% (cost $5,988,650,695)		6,064,007
Liabilities in Excess of Other Assets(b) (0.01)%		(649)
Net Assets 100.00%		$6,063,358

(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Other Assets include net unrealized appreciation on futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2019

Open Futures Contracts at January 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	March 2019	189	Long	$24,228,097	$25,557,525	$1,329,428

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2019

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$6,036,390	$—	$—	$6,036,390
Short-Term Investment
Repurchase Agreement	—	27,617	—	27,617
Total	$6,036,390	$27,617	$—	$6,064,007

Other Financial Instruments
Futures Contracts
Assets	$1,329	$—	$—	$1,329
Liabilities	—	—	—	—
Total	$1,329	$—	$—	$1,329

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2019.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)	Futures Contracts-The Fund may purchase and sell index futures contracts to manage cash, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

Notes to Schedule of Investments (unaudited)(continued)

(e)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(f)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of January 31, 2019 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts for the period ended January 31, 2019 (as described in note 2(d)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default. As of January 31, 2019, the Fund had futures contracts with a cumulated unrealized appreciation of $1,329,428, which is included on the Schedule of Investments.

4.	FEDERAL TAX INFORMATION

As of January 31, 2019, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Notes to Schedule of Investments (unaudited)(concluded)

Tax cost	$6,004,016,991
Gross unrealized gain	497,841,347
Gross unrealized loss	(436,521,553)
Net unrealized security gain	$61,319,794

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: March 28, 2019

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: March 28, 2019

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: March 28, 2019